Commitments	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Commitments

13. Commitments.

The Company, at September 30, 2011, had entered into various contracts to develop real estate with remaining commitments totaling $1,489,000, and to purchase transportation equipment for approximately $5,319,000. The Company has committed to make an additional capital contribution of up to $156,000 dollars to Brooksville Quarry, LLC in connection with a joint venture with Vulcan.